MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities [Abstract]
Carrying value of equity securities and our marketable securities		$ 2,570
Interest receivable	$ 1,103	$ 1,183